RELATED PARTY TRANSACTIONS (Details 2)	6 Months Ended
Sep. 30, 2020 USD ($)
Fiscal Year Annualized Compensation Base Being Paid	$ 430,000
Non-dilutive shares percentage	0.18%
President and Chief Executive Officer [Member]
Fiscal Year Annualized Compensation Base Being Paid	$ 252,000
Non-dilutive shares percentage	0.12%
Chief Finanicial Officers [Member]
Fiscal Year Annualized Compensation Base Being Paid	$ 180,000
Non-dilutive shares percentage	0.06%